Income Tax - Summary Income Tax Provision (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
State
Change in valuation allowance		$ 12,002,000	$ 9,552,000
Income tax provision		0	0
Current tax expense — federal and state		0	0
Deferred tax benefit		$ (12,002,000)	$ (9,552,000)
Panacea Acquisition Corp
Federal
Current	$ 0
Deferred	(641,453)
State
Current	0
Deferred	(270,013)
Change in valuation allowance	911,446
Income tax provision	$ 0